Operations (Details) - ha	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operation [Line Items]
Area of farms	41,432	36,850
Area of owned land	213,329
Area of leased land	60,157
Alto Taquari and Rio do Meio Farms [Member]
Operation [Line Items]
Area of farms	2,009
Alto Taquari Farm [Member]
Operation [Line Items]
Area of farms	1,157
Rio Do Meio Farm [Member]
Operation [Line Items]
Area of farms	852
Subsidiaries [Member]
Operation [Line Items]
Area of farms	273,486